UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-23160

                           GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                       Rye, New York  10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:   March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli NextShares™ Trust

Semiannual Report — March 31, 2017

To Our Shareholders,

We are pleased to present the first semiannual report of the Gabelli NextShares Trust.

For the period ended March 31, 2017, the net asset value (“NAV”) per share of Gabelli Food of All Nations NextShares (“FOANC”) increased 1.5% compared with an increase of 2.5% for the Standard & Poor’s (“S&P”) 500 Consumer Staples Index. The Fund’s NAV per share was $10.15 on March 31, 2017. See page 2 for additional performance information.

For the period ended March 31, 2017, the NAV per share of Gabelli Media Mogul NextShares (“MOGLC”) increased 7.9% compared with an increase of 8.5% for the Standard & Poor’s (“S&P”) 500 Index. The Fund’s NAV per share was $10.79 on March 31, 2017. See page 2 for additional performance information.

Thank you for your investment in the Gabelli NextShares Trust.

We appreciate your confidence and trust.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2017.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Comparative Results

Cumulative Total Returns through March 31, 2017 (a) (Unaudited)

Since Inception (2/14/17)
Gabelli Food of All Nations NextShares	1.50%
S&P 500 Consumer Staples Index	2.52

In the current prospectuses dated January 31, 2017, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food, beverage, and tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

Comparative Results

Cumulative Total Returns through March 31, 2017 (a) (Unaudited)

	Quarter	Since Inception (12/1/16)
Gabelli Media Mogul NextShares	8.99%	7.90%
S&P 500 Index	6.07	8.54

In the current prospectuses dated November 23, 2016, the net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

Gabelli NextShares Trust
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2016 through March 31, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	October 1, 2016	March 31, 2017	Ratio	Period
Gabelli Food of All Nations NextShares
Actual Fund Return	$1,000.00	$1,015.00	0.90%	$ 1.14	(2)
Hypothetical 5% Return	$1,000.00	$1,020.44	0.90%	$ 4.53	(1)
Gabelli Media Mogul NextShares
Actual Fund Return	$1,000.00	$1,079.00	0.90%	$ 3.10	(3)
Hypothetical 5% Return	$1,000.00	$1,020.44	0.90%	$ 4.53	(1)

(1)

Expenses are equal to each Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

(2)

Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception February 14, 2017 through March 31, 2017 (46 days), then divided by 365.

(3)

Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception December 1, 2016 through March 31, 2017 (121 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2017:

GABELLI FOOD OF ALL NATIONS NEXTSHARES

Food and Beverage	74.9%
Household and Personal Products	14.0%
Food Retailers and Distributors	5.6%
Food Ingredients	3.9%
Money Market Fund	1.5%
Other Assets and Liabilities (Net)	0.1%

100.0%

GABELLI MEDIA MOGUL NEXTSHARES
Content Creation and Aggregation	40.8%
TV and Broadband Services	27.5%
Digital Marketing and Retail	10.1%
Money Market Fund	9.7%
Telecommunication Services	3.9%
Wireless Telecommunication Services	3.9%
Internet Software and Services	3.8%
Diversified Consumer Services	0.7%
Other Assets and Liabilities (Net)	(0.4)%

100.0%

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Funds file Forms N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Food of All Nations NextShares

Schedule of Investments — March 31, 2017 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS – 98.4%
	Food and Beverage – 74.9%
400	Brown-Forman Corp., Cl. B	$19,122	$18,472
400	Campbell Soup Co.	24,510	22,896
1,500	Conagra Brands, Inc.	60,263	60,510
500	Danone SA	32,398	34,010
2,000	Davide Campari-Milano SpA	20,721	23,192
500	Diageo plc ADR	56,802	57,790
1,000	Flowers Foods, Inc.	19,175	19,410
800	General Mills, Inc.	49,460	47,208
400	Heineken Holding NV	29,993	31,820
700	Kellogg Co.	52,745	50,827
300	Kerry Group plc, Cl. A	24,842	23,587
800	Lamb Weston Holdings, Inc.	31,769	33,648
500	Mead Johnson Nutrition Co.	44,001	44,540
1,600	Mondelez International, Inc., Cl. A	71,065	68,928
600	Nestle SA	43,984	46,034
200	PepsiCo, Inc.	21,530	22,372
600	Pinnacle Foods, Inc.	33,503	34,722
300	Post Holdings, Inc.†	24,956	26,256
200	Remy Cointreau SA	19,121	19,580
500	Snyder’s-Lance, Inc.	19,353	20,155
600	The Kraft Heinz Co.	54,843	54,486

		754,156	760,443

	Food Ingredients – 3.9%
300	International Flavors & Fragrances, Inc.	35,896	39,759

	Food Retailers and Distributors – 5.6%
500	United Natural Foods, Inc.†	22,303	21,615
1,200	Whole Foods Market, Inc.	36,596	35,664

		58,899	57,279

	Household and Personal Products – 14.0%
400	Church & Dwight Co., Inc.	19,645	19,948
800	Edgewell Personal Care Co.†	62,571	58,512
200	Energizer Holdings, Inc.	11,086	11,150
300	Reckitt Benckiser Group plc	27,698	27,386
500	Unilever plc ADR	22,482	24,670

		143,482	141,666

	TOTAL COMMON STOCKS	992,433	999,147

			Market
Shares		Cost	Value
	MONEY MARKET FUND – 1.5%
15,159	BlackRock Treasury Trust, 0.54%(a)	$15,159	$15,159

	TOTAL INVESTMENTS — 99.9%	$1,007,592	1,014,306

	Other Assets and Liabilities (Net) — 0.1%		779

	NET ASSETS — 100.0%		$1,015,085

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of March 31, 2017.

ADR American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Media Mogul NextShares

Schedule of Investments — March 31, 2017 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS – 90.7%
	Content Creation and Aggregation – 40.8%
5,700	Discovery Communications, Inc., Cl. C†	$155,170	$161,367
14,000	ITV plc	35,051	38,396
12,000	Liberty Media Corp.- Liberty Braves, Cl. C†	239,525	283,800
4,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	139,205	147,150
5,500	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	196,421	213,290
2,100	Lions Gate Entertainment Corp., Cl. A	56,168	55,776
2,200	Lions Gate Entertainment Corp., Cl. B†	55,656	53,636
5,400	Live Nation Entertainment, Inc.†	149,516	163,998
14,000	Sirius XM Holdings, Inc.	63,090	72,100
400	The Madison Square Garden Co., Cl. A†	69,091	79,884
1,400	Time Warner, Inc.	130,392	136,794
2,900	Time, Inc	51,897	56,115
1,600	Viacom, Inc., Cl. A	65,997	78,000

		1,407,179	1,540,306

	Digital Marketing and Retail – 10.1%
4,000	FTD Cos., Inc.†	92,134	80,560
1,400	Liberty Expedia Holdings, Inc., Cl. A†	58,871	63,672
10,000	Liberty Interactive Corp.- QVC Group, Cl. A†	200,467	200,200
2,500	Liberty TripAdvisor Holdings, Inc., Cl. A†	39,278	35,250

		390,750	379,682

	Diversified Consumer Services – 0.7%
1,900	Ascent Capital Group, Inc., Cl. A†	31,902	26,847

	Internet Software and Services – 3.8%
4,000	CommerceHub, Inc., Series C†	61,163	62,120
6,700	Pandora Media, Inc.†	89,565	79,127

		150,728	141,247

	Telecommunication Services – 3.9%
1,600	Loral Space & Communications, Inc.†	63,814	63,040
800	Verizon Communications, Inc.	39,291	39,000
1,400	Zayo Group Holdings, Inc.†	43,230	46,060

		146,335	148,100

			Market
Shares		Cost	Value
	TV and Broadband Services – 27.5%
400	Charter Communications, Inc., Cl. A†	$114,516	$130,928
1,000	DISH Network Corp., Cl. A†	58,736	63,490
3,600	Liberty Broadband Corp., Cl. A†	263,165	306,324
8,100	Liberty Global plc, Cl. C†	254,385	283,824
1,500	Liberty Global plc LiLAC, Cl. C†	32,454	34,560
4,400	Liberty Ventures, Series A†	172,137	195,712
400	Telenet Group Holding NV†	22,188	23,790

		917,581	1,038,628

	Wireless Telecommunication Services – 3.9%
900	Millicom International Cellular SA	41,271	50,319
1,500	T-Mobile US, Inc.†	87,275	96,885

		128,546	147,204

	TOTAL COMMON STOCKS	3,173,021	3,422,014

	MONEY MARKET FUND – 9.7%
367,429	BlackRock Treasury Trust, 0.54%(a)	367,429	367,429

	TOTAL INVESTMENTS — 100.4%	$3,540,450	3,789,443

	Other Assets and Liabilities (Net) — (0.4)%		(13,659)

	NET ASSETS — 100.0%		$3,775,784

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of March 31, 2017.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

	Gabelli Food	Gabelli
	of All Nations	Media Mogul
	NextShares	NextShares
Assets:
Investments at value (cost $1,007,592 and $3,540,450, respectively)	$1,014,306	$3,789,443
Receivable from Adviser	16,117	50,857
Dividends receivable	1,197	320
Prepaid expenses	550	4,469

Total Assets	1,032,170	3,845,089

Liabilities:
Payable for investments purchased	—	31,220
Payable for investment advisory fees	1,076	9,334
Payable for custodian fees	411	930
Payable for legal and audit fees	6,513	13,026
Payable for Trustees’ fees	5,699	7,820
Other accrued expenses	3,386	6,975

Total Liabilities	17,085	69,305

Net Assets	$1,015,085	$3,775,784

Net Assets Consist of:
Paid-in capital	$1,007,070	$3,531,181
Accumulated net investment income/(loss)	1,147	(6,249)
Accumulated net realized gain on investments and foreign currency transactions	154	1,859
Net unrealized appreciation on investments	6,714	248,993

Net Assets	$1,015,085	$3,775,784

Shares of Beneficial Interest, no par value; unlimited number of shares authorized:	100,000	350,000

Net Asset Value per share:	$10.15	$10.79

See accompanying notes to financial statements.

Gabelli NextShares Trust

Statement of Operations

For the Periods Ended March 31, 2017 (Unaudited)

	Gabelli Food	Gabelli
	of All Nations	Media Mogul
	NextShares(a)	NextShares(b)
Investment Income:
Dividends	$2,082	$1,854
Interest	33	297

Total Investment Income	2,115	2,151

Expenses:
Investment advisory fees	1,076	9,334
Custodian fees	411	930
Legal and audit fees	6,513	13,026
Registration expenses	229	457
Shareholder communications expenses	1,776	3,553
Trustees’ fees	5,699	24,797
Miscellaneous expenses	1,381	7,160

Total Expenses	17,085	59,257

Fees waived or expenses reimbursed by Adviser (See Note 3)	(16,117)	(50,857)

Net Expenses	968	8,400

Net Investment Income (Loss)	1,147	(6,249)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	—	1,848
Net realized gain on foreign currency transactions	154	11

Net realized gain on investments and foreign currency transactions	154	1,859

Net change in unrealized appreciation/depreciation: on investments	6,714	248,993

Net change in unrealized appreciation/depreciation on investments	6,714	248,993

Net Realized and Unrealized Gain on Investments and Foreign Currency	6,868	250,852

Net Increase in Net Assets Resulting from Operations	$8,015	$244,603

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Statement of Changes in Net Assets

March 31, 2017 (Unaudited)

	Gabelli Food	Gabelli
	of All Nations	Media Mogul
	NextShares	NextShares
	For the Period	For the Period
	Ended	Ended
	March 31, 2017(a)	March 31, 2017(b)
Operations:
Net investment income (loss)	$1,147	$(6,249)
Net realized gain	154	1,859
Net change in unrealized gain	6,714	248,993

Net Increase in Net Assets Resulting from Operations	8,015	244,603

From share transactions:
Proceeds from sales of shares	1,007,070	3,631,181
Cost of shares redeemed	—	(100,000)

Net increase in net assets resulting from share transactions	1,007,070	3,531,181

Total Increase	1,015,085	3,775,784

Net Assets:
Beginning of period	—	—

End of period	$1,015,085	$3,775,784

Undistributed net investment income	$1,147	—

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	100,000	360,000
Shares redeemed	—	(10,000)

Shares outstanding, end of period	100,000	350,000

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each period:

Gabelli Food of All Nations NextShares	For the Period Ended March 31, 2017(a)
Operating Performance:
Net asset value, beginning of period	$10.00
Net investment income(b)	0.01
Net realized and unrealized gain	0.14
Total from investment operations	0.15
Net asset value, end of period	$10.15
Total Return†	1.50%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,015
Ratio of net investment income to average net assets	1.06	%(c)
Ratio of operating expenses before waivers/reimbursements	15.82	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)
Portfolio turnover rate	0%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	Per share data is calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each period:

Gabelli Media Mogul NextShares	For the Period Ended March 31, 2017(a)
Operating Performance:
Net asset value, beginning of period	$10.00
Net investment loss(b)	(0.02)
Net realized and unrealized gain	0.81
Total from investment operations	0.79
Net asset value, end of period	$10.79
Total Return†	7.90%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$3,776
Ratio of net investment loss to average net assets	(0.66	)%(c)
Ratio of operating expenses before waivers/reimbursements	6.35	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)
Portfolio turnover rate	3%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on December 1, 2016.
(b)	Per share data is calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli NextShares Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli NextSharestTM Trust (the “Trust”) was organized as a Delaware statutory trust on March 20, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company and currently consists of two active separate investment portfolios: Gabelli Food of All Nations NextShares and Gabelli Media Mogul NextShares, (individually, a “Fund” and collectively, the “Funds”). Shareholders of each Fund within the Trust vote together as a single class to elect Trustees, and otherwise vote separately on matters pertaining to an individual Fund.

The investment objectives of each Fund are as follows:

●	Gabelli Food of All Nations NextShares objective is to provide capital appreciation.
●	Gabelli Media Mogul NextShares objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli NextShares Trust

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2017 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
Gabelli Food of All Nations NextShares
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$999,147	—	—	$999,147
Money Market Fund	15,159	—	—	15,159
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,014,306	—	—	$1,014,306
Gabelli Media Mogul NextShares
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$3,422,014	—	—	$3,422,014
Money Market Fund	367,429	—	—	367,429
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,789,443	—	—	$3,789,443

(a)	Please refer to Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Gabelli NextShares Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Gabelli NextShares Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Funds.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation/depreciation as March 31, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Gabelli Food of All Nations NextShares	$1,007,592	$22,888	$(16,174)	$6,714
Gabelli Media Mogul NextShares	3,540,450	283,833	(34,840)	248,993

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended March 31, 2017 the Funds did not incur any income tax, interest, or penalties. As of March 31, 2017, the Adviser has reviewed the open tax years for both Funds and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to these conclusions are necessary.

Gabelli NextShares Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Funds to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Funds’ average daily net assets per year (the ‘‘Expense Cap’’). This arrangement is in effect until January 31, 2018 and may be terminated only by the Board before such time. For the periods ended March 31, 2017, the Adviser waived fees or reimbursed expenses in the amounts of $16,117 and $50,857 for the Gabelli Food of All Nations NextShares and Gabelli Media Mogul NextShares, respectively. The Funds will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Funds are able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. As of March 31, 2017, the cumulative amounts may be recovered by the Adviser by September 30, 2020.

During the periods ended March 31, 2017, Gabelli Food of All Nations NextShares and Gabelli Media Mogul NextShares paid $76 and $1,375, respectively, in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2017, other than short term securities, U.S. Government obligations and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Food of All Nations NextShares	$992,434	—
Gabelli Media Mogul NextShares	3,238,704	$67,531

5. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli NextSharesTM Trust and Your Personal Privacy

Who are we?

The Gabelli NextShares Trust is a series of investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we and your broker collect about you if you become a fund shareholder?

If you purchase shares in a NextShares fund, you will be giving us and your broker some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us or your broker on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI NEXTSHARES TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Managers Biographies

Kevin Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/ GAMCO Funds Complex. Mr. Dreyer received a B.S.E. from the University of Pennsylvania and an MBA degree from Columbia Business School.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentaries are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

GABELLI FOOD OF ALL NATIONS NEXTSHARES

GABELLI MEDIA MOGUL NEXTSHARES

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

OFFICERS

Agnes Mullady

President

Andrea R. Mango

Secretary

Joseph H. Egan

Treasurer

Wayne Pinsent, CFA

Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli NextShares Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q117SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GABELLI NEXTSHARES TRUST

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	5/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	5/30/2017

By (Signature and Title)*	/s/ Joseph Egan
Joseph Egan, Principal Financial Officer and Treasurer

Date	5/30/2017

*	Print the name and title of each signing officer under his or her signature.